Credit Facility/Notes Payable	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Debt Disclosure [Abstract]
Credit Facility/Notes Payable

7.         Credit Facility/Notes Payable

Credit Facility

In November 2010, American Power Group entered into a $2,000,000 working capital line of credit with Iowa State Bank, which expired on December 1, 2011 (subsequently extended to April 1, 2012). We used approximately $800,000 of the proceeds to repay a secured note with the same lender. The maximum amount American Power Group may borrow from time to time under the credit facility is the lesser of (i) $800,000, until such time as we raise additional outside capital, at which time the borrowing limit will be increased by $1.00 for each $1.50 of capital raised; (ii) $2,000,000; and (iii) the sum of 50% of the value of American Power Group’s eligible inventory and 70% of its eligible accounts receivable. In addition, Iowa State Bank agreed to reduce a certificate of deposit collateral requirement from $800,000 to $300,000 and in return we have guaranteed all obligations, and have secured that guarantee by (i) granting to the lender a security interest in a new $300,000 certificate of deposit and certain additional collateral and (ii) agreeing to issue to the lender, as additional collateral, 2,000,000 shares of our Common Stock. The shares, which cannot be sold unless we are in default, have been valued at $20,000 at November 9, 2010 representing their par value and are treated as a contra equity amount on the balance sheet at September 30, 2011. Such shares of Common Stock have no voting or dividend rights and will be returned to us, without consideration, at such time as all obligations under the credit facility have been satisfied and the lender has no further obligations to make advances under the credit facility. During June 2011, Iowa State Bank agreed to advance an additional $250,000 under the credit facility under the condition it was repaid by July 31, 2011 (subsequently extended to April 1, 2012). In addition, two directors and two members of management have each pledged 125,000 shares of our Common Stock as additional collateral for this $250,000 advance.  As of September 30, 2011, we have $1,530,110 outstanding under the credit facility

During fiscal year 2010, we executed several additional secured term notes with Iowa State Bank aggregating approximately $101,000. The notes which are payable in 60 monthly installments ranging from $662 to $1,860 including interest at rates ranging from 7% to 7.7% and are secured by certain purchased equipment.

Short Term Promissory Notes (including Related Party)

In September 2010, we commenced a private offering of 12% unsecured, six-month notes payable in an effort to raise up to $575,000 in gross proceeds (subsequently increased to $850,000).  In addition we agreed to issue 0.5 shares of unregistered Common Stock for each $1 invested in the offering.  In September and October 2010, we issued our 12% unsecured, six-month promissory notes for gross proceeds of $573,500, including notes with aggregate gross proceeds of $323,500 issued to a director and an officer of our company. In conjunction with the issuance of the $250,000 note, two directors and member of management have each pledged 125,000 shares of our Common Stock as additional collateral for this $250,000 note.  In addition, we issued 0.5 shares of unregistered Common Stock for each dollar invested in the offering, or 311,750 shares of common stock, including an aggregate of 161,750 shares of Common Stock to the director and officer. We also issued 25,000 shares of Common Stock as a placement fee. In March 2011, the note holders agreed to extend the maturity date of the notes to the earlier of the completion of a financing of at least $3 million or six months after the original maturity date of the notes. In consideration of these extensions, we issued 0.5 additional shares of unregistered Common Stock for each dollar invested in the offering or 161,750 additional shares of Common Stock.

In February and March 2011, we issued additional promissory notes for gross proceeds of $270,000, including notes with gross proceeds of $20,000 issued to a director of our company. In addition, we issued an aggregate of 135,000 shares of Common Stock, including 10,000 shares of Common Stock to the director, and paid $30,000 as a placement fee. The maturity date of these notes is the earlier of the completion of a financing of at least $3 million or six months after the date of issuance. We paid a placement fee of $30,000 in connection with the issuance of these notes. In conjunction with the issuance of the $250,000 note, two directors and member of management have each pledged 125,000 shares of our Common Stock as additional collateral for this $250,000 note.

In October 2011, the holder of $250,000 of notes agreed to extend the maturity date of their note to February 8, 2012 and the remaining holders agreed to extend the maturity of their notes to March 31, 2012. In consideration of these extensions, we issued 0.5 additional shares of unregistered Common Stock for each dollar invested in the offering or 421,750 additional shares of Common Stock to the holders in aggregate.

Notes payable consists of the following at:

	September 30, 2011	September 30, 2010
Term notes payable, Iowa State Bank, secured by a $300,000 certificate of deposit and 2 million shares of common stock, with rates ranging from 5.5% to 7% and principal due April 1, 2012	$1,530,110	$799,110
Term notes payable, Iowa State Bank, secured by various American Power Group equipment with interest rates ranging from 6.4% to 7.7% and requiring monthly payments from $305 to $1,860 and with due dates ranging from August 2014 to March 2015	121,819	214,656
Term note payable, investor, secured by a 375,000 share stock pledge, requiring monthly interest payments at 12% and with principal due February 8, 2012	250,000	—
Term note payable, investor, secured by a 375,000 share stock pledge, requiring monthly interest payments at 12% and with principal due March 31, 2012	250,000	—
Other unsecured term notes payable with interest rates ranging from 0% to 15%, requiring monthly payments of principal and interest with due dates ranging from February 2012 to July 2012	100,051	—
	2,251,980	1,013,766
Less current portion	(2,167,285)	(92,896)
Notes payable, non-current portion	$84,695	$920,870

The following is a summary of maturities of carrying values of all notes payable at September 30, 2011:

Years Ending September 30,
2012	$2,167,285
2013	39,768
2014	37,430
2015	7,497
$2,251,980

Convertible Notes Payable

In October 2010, we commenced a private offering of 10% convertible notes payable in an effort to raise up to $3 million in gross proceeds. The convertible notes were due 24 months after issuance and are convertible, after six months, into shares of Common Stock at a conversion price equal to 85% of the closing price of our Common Stock on the day the notes are issued. As of September 30, 2011, we have issued $500,000 of convertible notes and recorded deferred financing costs of $29,555, including $2,905 associated with the issuance of placement agent warrants to purchase an aggregate of 15,000 shares of our Common Stock at exercise prices ranging from $.45 to $.61 per share. The warrants are immediately exercisable and have a term of two years from the date of grant. As of September 30, 2011, the notes were convertible into 1,148,689 shares of Common Stock which had a fair value of $918,951based on the closing price of our stock on that date.  Amortization of deferred financing costs was $10,578 during the fiscal year ended September 30, 2011 and the unamortized deferred financing costs at September 30, 2011 were $18,977. In addition, the notes contained a beneficial conversion feature of $85,343 at issuance based on the intrinsic value of the shares into which the notes are convertible. The beneficial conversion discount was recorded as paid-in-capital and will be amortized to interest expense over the two-year term of the notes or ratably upon any partial conversion. Amortization of the beneficial conversion feature was $30,306 during the fiscal year ended September 30, 2011 and the unamortized beneficial conversion feature at September 30, 2011 was $55,038. This type of offering was discontinued in March 2011.

In April 2011 we issued additional 10% unsecured convertible promissory notes for gross proceeds of $1,150,000. The convertible notes are payable 24 months after issuance. Each note is convertible at any time, at the option of the holder, into shares of Common Stock at a conversion price equal to the lower of (i) 110% of the volume-weighted average price of the Common Stock April 22, 2011 (the date the first such notes were issued) or $.59  or (ii) in the event that we issue shares of our Common Stock in a financing on or before September 30, 2011, the gross proceeds of which, at a single closing, exceed $5,000,000 (a “Qualified Financing”), 110% of the price per share of Common Stock paid by investors in such financing. Each note will be convertible at our option into shares of Common Stock at such conversion price if, at any time after the first anniversary of the issuance of the note and prior to the note’s maturity, the average closing price of the Common Stock, as reflected on the principal stock exchange or trading market for the Common Stock, equals or exceeds $1.60 per share (as such price may be equitably adjusted upon certain events such as stock dividends, distributions and splits) for 20 consecutive trading days.  During June and July 2011, we received an additional $575,000 from investors under the same terms as the initial investors. In addition, each investor received a warrant to purchase that number of shares of Common Stock which is equal to the number of shares of Common Stock into which the principal amount of the note subscribed for by the investor is convertible, multiplied by 0.3. Each warrant will be exercisable for a period of five years after the date the investor subscribed for his or her note, at a price equal to the lower of (i) 120% of the volume-weighted average price of the Common Stock on April 22, 2011 (the date the first such notes were issued), or (ii) in the event that we issue shares of our Common Stock in a Qualified Financing, 90% of the price per share of Common Stock paid by investors in such financing. This type of offering was discontinued in August 2011.

As of September 30, 2011, we have issued $1,725,000 of additional convertible notes which are convertible into 2,923,729 shares of Common Stock which had a fair value of $2,338,983 based on the closing price of our stock on September 30, 2011. In addition we granted warrants to purchase an aggregate of 877,119 shares of our Common Stock at an exercise price of $.65 per share. We also incurred deferred financing cost of $51,750 associated with placement agent fees. Amortization of deferred financing costs was $9,662 during the fiscal year ended September 30, 2011 and the unamortized deferred financing costs at September 30, 2011 were $42,088. We recorded a debt discount associated with the issuance of the warrants of $187,011. In addition, the notes contained a beneficial conversion feature of $318,367 at issuance based on the intrinsic value of the shares into which the notes are convertible. The debt discount value and the beneficial conversion feature were recorded as paid-in-capital and will be amortized to interest expense over the two year term of the notes or ratably upon any partial conversion. The discount generated a $156,000 deferred tax liability which we offset with a corresponding decrease of the valuation allowance by the same amount. Amortization of the debt discount value and beneficial conversion feature was $74,876 for the fiscal year ended September 30, 2011 and the unamortized warrant value and beneficial conversion feature at September 30, 2011 was $430,502.

The following is a summary of maturities of all convertible notes payable at September 30, 2011:

Years Ending September 30,	Gross	Discount	Net
2012	$—	$—	$—
2013	2,225,000	485,540	1,739,460
	$2,225,000	$485,540	$1,739,460

Note Payable-Related Party- Other

Prior to the July 2009 acquisition of substantially all of American Power Group assets, a former officer of American Power Group loaned the company $93,400. In conjunction with the acquisition, we hired this former officer and executed a 24 month unsecured promissory note which bears interest at 6.5% interest per annum and is payable in monthly installments of $4,175.  As of September 30, 2011 the remaining balance due was $4,336.  During fiscal year2011,  M&R Development (licensor of our dual fuel technology and co-owned by an American Power Group employee) advanced us $22,302 in aggregate under three separate notes which bear interest at 10% and mature during November and December 2011.

The following is a summary of notes payable-related party at September 30, 2011:

Short term 12% promissory notes	$343,500
Other related party notes	26,638
$370,138

As of September 30, 2011, there were two employees that had unreimbursed expenses amounting to $26,829 which are bearing interest at 10% per annum until paid.  At September 30, 2011, there was $1,292 recorded for accrued interest on these unpaid amounts.

Notes Payable/Credit Facilities

13.      Notes Payable/Credit Facilities

Credit Facilities

In November 2010, American Power Group entered into a $2,000,000 working capital line of credit with Iowa State Bank, which expired on December 1, 2011 (subsequently extended to April 25, 2013). We may borrow up to 50% of the value of American Power Group’s eligible inventory and 70% of its eligible accounts receivable.  We have collateralized the obligations by: (i) granting to the lender a security interest in a $300,000 certificate of deposit and certain additional collateral and (ii) issuing to the lender, as additional collateral, 2,000,000 shares of our Common Stock. The shares, which could not be sold unless we are in default, were valued at $20,000 at November 9, 2010, representing their par value and are treated as a contra equity amount on the balance sheet at September 30, 2011. In December 2011, the lender agreed to return the 2,000,000 shares in return for our pledge to issue in the future up to 2,000,000 shares in the event of a default. This pledge agreement will be terminated at such time as all obligations under the credit facility have been satisfied and the lender has no further obligations to make advances under the credit facility. During June 2011, Iowa State Bank agreed to advance an additional $250,000 under the credit facility under the condition it was repaid by July 31, 2011 (subsequently extended to April 25, 2013). In addition, two directors and two members of management have each pledged 125,000 shares of our Common Stock as additional collateral for this $250,000 advance.  As of March 31, 2012, we have $1,280,110 outstanding under the credit facility. In conjunction with the completion of our Convertible Preferred Stock financing on April 30, 2012, Iowa State Bank extended the maturity of our credit facility to April 25, 2013 and increased our borrowing limits to $2.25 million (see Note 16).

Short Term Promissory Notes (including Related Party)

In September 2010, we commenced a private offering of 12% unsecured, six-month promissory notes payable in an effort to raise up to $575,000 in gross proceeds (subsequently increased to $850,000).  In addition, we agreed to issue 0.5 shares of unregistered Common Stock for each $1 invested in the offering.  In September and October 2010, we issued our 12% unsecured, six-month promissory notes for gross proceeds of $573,500, including notes with aggregate gross proceeds of $323,500 issued to a director and an officer of our company. In connection with the issuance of a note for $250,000, two directors and member of management have each pledged 125,000 shares of our Common Stock as additional collateral.  In addition, we issued 0.5 shares of unregistered Common Stock for each dollar invested in the offering, or 311,750 shares of Common Stock, including an aggregate of 161,750 shares of Common Stock to the director and officer. We also issued 25,000 shares of Common Stock as a placement fee. In March 2011, the note holders agreed to extend the maturity date of the notes for an six additional months after the original maturity date of the notes. In consideration of these extensions, we issued 0.5 additional shares of unregistered Common Stock for each dollar invested in the offering, or 161,750 additional shares of Common Stock.

In February and March 2011, we issued additional six-month promissory notes for gross proceeds of $270,000, including a note with gross proceeds of $20,000 issued to a director of our company. In addition, we issued an aggregate of 135,000 shares of Common Stock, including 10,000 shares of Common Stock to the director. We paid a placement fee of $30,000 in connection with the issuance of these notes. In connection with the issuance of the $250,000 note, two directors and member of management have each pledged 125,000 shares of our Common Stock as additional collateral.

In connection with the issuance of the $250,000 note, two directors and member of management have each pledged 125,000 shares of our Common Stock as additional collateral for this $250,000 note.

In October 2011, the holder of a note in the principal amount of $250,000 agreed to extend the maturity date of such note to February 8, 2012 and the remaining holders agreed to extend the maturity of their notes to March 31, 2012. In consideration of these extensions, we issued 0.5 additional shares of unregistered Common Stock for each dollar invested, or 421,750 additional shares of Common Stock. The $250,000 note due February 8, 2012 and the remaining third party note of $225,000 were not paid as of March 31, 2012. Both holders, as well as a $20,000 related party note holder, agreed to waive any default as of March 31, 2012 in consideration of payment in conjunction with the Convertible Preferred financing.  We repaid $495,000 in principal of these notes with the proceeds of the financing. Related parties holding notes in the aggregate principal amount of $473,500 agreed to a reduction in their interest rate to 8 % and extend the maturity of their notes until April 30, 2014 (see Note 16). These notes have been classified as long term as of March 31, 2012.

On October 12, 2011 an officer loaned us $150,000 pursuant to the terms of a 10% promissory note due November 27, 2011 (and subsequently extended to April 30, 2014).

Convertible Notes Payable

In October 2010, we commenced a private offering of 10% convertible notes payable and raised $500,000 in gross proceeds. The convertible notes were due 24 months after issuance and are convertible, after six months, into shares of Common Stock at a conversion price equal to 85% of the closing price of our Common Stock on the day the notes are issued. In conjunction with the issuance of these notes we recorded deferred financing costs of $29,555, including $2,905 associated with the issuance of placement agent warrants to purchase an aggregate of 15,000 shares of our Common Stock at exercise prices ranging from $.45 to $.61 per share. The warrants are immediately exercisable and have a term of two years from the date of grant. During the six months ended March 31, 2012, $325,000 of the principal and $4,479 of interest were converted into 790,839 shares of our Common Stock and the remaining $175,000 of notes were convertible into 364,741 shares of Common Stock which had a fair value of $251,671 based on the closing price of our stock on that date.  All remaining notes, together with accrued interest were converted into shares of our Common Stock in April 2012 in conjunction with our Convertible Preferred Stock financing (see Note 16). Amortization of deferred financing costs was $3,639 and $10,355 during the three and six months ended March 31, 2012 and the unamortized deferred financing costs at March 31, 2012 were $8,622. In addition, the notes contained a beneficial conversion feature of $85,343 at issuance based on the intrinsic value of the shares into which the notes are convertible. The beneficial conversion discount was recorded as paid-in-capital and will be amortized to interest expense over the two-year term of the notes or ratably upon any partial conversion. Amortization of the beneficial conversion feature was $13,283 and $43,182 during the three and six months ended March 31, 2012 and the unamortized beneficial conversion feature at March 31, 2012 was $11,854. This offering was discontinued in March 2011.

In April 2011, we issued additional 10% unsecured convertible promissory notes for gross proceeds of $1,150,000. The convertible notes are payable 24 months after issuance. Each note is convertible at any time, at the option of the holder, into shares of Common Stock at a conversion price equal to the lower of (i) 110% of the volume-weighted average price of the Common Stock April 22, 2011 (the date the first such notes were issued) or $.59  or (ii) in the event that we issue shares of our Common Stock in a financing on or before September 30, 2011, the gross proceeds of which, at a single closing, exceed $5,000,000 (a “Qualified Financing”), 110% of the price per share of Common Stock paid by investors in such financing. Each note will be convertible at our option into shares of Common Stock at such conversion price if, at any time after the first anniversary of the issuance of the note and prior to the note’s maturity, the average closing price of the Common Stock, as reflected on the principal stock exchange or trading market for the Common Stock, equals or exceeds $1.60 per share (as such price may be equitably adjusted upon certain events such as stock dividends, distributions and splits) for 20 consecutive trading days.  During June and July 2011, we received an additional $575,000 from investors under the same terms as the initial investors. In addition, each investor received a warrant to purchase that number of shares of Common Stock which is equal to the number of shares of Common Stock into which the principal amount of the note subscribed for by the investor is convertible, multiplied by 0.3. Each warrant will be exercisable for a period of five years after the date the investor subscribed for his or her note, at a price equal to the lower of (i) 120% of the volume-weighted average price of the Common Stock on April 22, 2011 (the date the first such notes were issued), or (ii) in the event that we issue shares of our Common Stock in a Qualified Financing, 90% of the price per share of Common Stock paid by investors in such financing. This offering was discontinued in August 2011.

In conjunction with this offering, we granted warrants to purchase an aggregate of 877,119 shares of our Common Stock at an exercise price of $.65 per share. We also incurred deferred financing cost of $51,750 associated with placement agent fees. Amortization of deferred financing costs was $8,318 and $14,841 during the three and six months ended March 31, 2012 and the unamortized deferred financing costs at March 31, 2012 were $27,250. We recorded a debt discount associated with the issuance of the warrants of $187,011. In addition, the notes contained a beneficial conversion feature of $318,367 at issuance based on the intrinsic value of the shares into which the notes are convertible. The debt discount value and the beneficial conversion feature were recorded as paid-in-capital and will be amortized to interest expense over the two year term of the notes or ratably upon any partial conversion. The discount generated a $156,000 deferred tax liability which we offset with a corresponding decrease of the valuation allowance by the same amount. Amortization of the debt discount value and beneficial conversion feature was $99,227 and $163,691 for the three and six months ended March 31, 2012 and the unamortized warrant value and beneficial conversion feature at March 31, 2012 was $267,583. During the three months ended March 31, 2012, notes in the principal amount of were converted into 169,492 shares of our Common Stock. The remaining notes, in the aggregate principal amount of $1,625,000, were convertible into 2,754,237 shares of Common Stock, which had a fair value of $1,900,424 at March 31, 2012 based on the closing price of our stock on that date.  All of such remaining notes, together with accrued interest, were converted into shares of Common Stock in April 2012 in conjunction with our Convertible Preferred Stock financing (see Note 16).

In November 2011, we commenced a new private offering of 10% convertible notes payable in an effort to raise up to $1.5 million in gross proceeds. The convertible notes are payable 24 months after issuance. Each note is convertible at any time, at the option of the holder, into shares of Common Stock at a conversion price equal to 85% of the closing bid price of the Common Stock on the day the notes were issued.  Each note will be convertible at our option into shares of Common Stock at such conversion price if, at any time after the first anniversary of the issuance of the note and prior to the note’s maturity, the average closing price of the Common Stock, as reflected on the principal stock exchange or trading market for the Common Stock, equals or exceeds $1.60 per share (as such price may be equitably adjusted upon certain events such as stock dividends, distributions and splits) for 20 consecutive trading days. In addition, each investor received a warrant to purchase that number of shares of Common Stock which is equal to the number of shares of Common Stock into which the principal amount of the note subscribed for by the investor is convertible, multiplied by 0.3. Each warrant will be exercisable for a period of five years after the date the investor subscribed for his or her note, at a price equal to equal to 95% of the closing bid price of the Common Stock on the day the notes were issued.

During the period of November and December 2011, we issued $507,000 of convertible notes and granted warrants to purchase an aggregate of 341,405 shares of our Common Stock at an exercise prices ranging from $.46 to $.65 per share. During January and February 2012, we received an additional $678,000 from investors under the same terms as the initial investors and granted warrants to purchase an aggregate of 433,700 shares of our Common Stock at an exercise prices ranging from $.42 to $.61 per share.  We also incurred deferred financing cost of $34,450 associated with placement agent fees. Amortization of deferred financing costs was $3,701 and 4,748 during the three and six months ended March 31, 2012 and the unamortized deferred financing costs at March 31, 2012 were $29,702. We recorded a debt discount associated with the issuance of the warrants of $122,836. In addition, the notes contained a beneficial conversion feature of $325,947 at issuance based on the intrinsic value of the shares into which the notes are convertible. The debt discount value and the beneficial conversion feature were recorded as paid-in-capital and will be amortized to interest expense over the two year term of the notes or ratably upon any partial conversion. Amortization of the debt discount value and beneficial conversion feature was $37,981 and $44,717 for the three and six months ended March 31, 2012 and the unamortized warrant value and beneficial conversion feature at March 31, 2012 was $404,066. These notes were convertible into 2,583,681 shares of Common Stock, which had a fair value of $1,782,740 at March 31, 2012 based on the closing price of our stock on that date.  All of these notes, together with accrued interest, were converted into shares of Common Stock in April 2012 in conjunction with our Convertible Preferred Stock financing (see Note 16).

Due to the fact all convertible notes were converted into Common Stock during April 2012, we have classified all convertible notes as current at March 31, 2012 as follows:

	Gross	Discount	Net
Balance outstanding at March 31, 2012	$2,985,000	$683,504	$2,301,496